Deferred Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Deferred Compensation

7.	DEFERRED COMPENSATION

Deferred compensation represented the unpaid compensation due to the Company’s CEO, Mr. Fang. As of December 31, 2012, the Company had ending balances of deferred compensation in the amount of $823,313 and related interest of $183,804 accrued at annual interest of 4%. For the year of 2013, the Company had accrued additional yearly deferred compensation in amount of $78,300 along with interest of $34,626 and only made interest payment of $20,000. In December 2013, the CEO had decided to cancel partial of deferred compensation in the amount of $400,000 along with related accrued interest of $163,804. As a result of forgiveness of compensation and interest, an amount of $563,804 was credited to the Company’s additional paid in capital account. At December 31, 2013, the Company had remaining outstanding balance of $501,613 as deferred compensation along with related accrued interest of $34,626. The Company had accrued additional quarterly deferred compensation and interest in amount of $25,800 and $10,247 for the six months ended June 30, 2014; therefore, the balance of deferred compensation as of June 30, 2014 was $527,413 and related interest of $44,873.

The following are the schedule of the deferred compensation along with accrued interest.

Description	Deferred compensation	Accrued related interest (Annual interest rate %)	Total
As of December 31, 2012	$823,313	$183,804	$1,007,117
2013 accrual	78,300	34,626	112,926
2013 payment	-	(20,000)	(20,000)
Forgiveness of compensation and interest	(400,000)	(163,804)	(563,804)
As of December 31, 2013	$501,613	$34,626	$536,239
2014 six months accrual	38,400	10,247	48,647
2014 six months payment	(12,600)	-	(12,600)
2014 six months total accrual	25,800	10,247	36,047
As of June 30, 2014	$527,413	$44,873	$572,286

7.	DEFERRED COMPENSATION

Deferred compensation represented the unpaid compensation due to the Company’s CEO, Mr. Fang. As of December 31, 2011, the Company had ending balances of deferred compensation in the amount of $745,013 and related interest of $152,308 accrued at annual interest of 4%. For the period of 2012, the Company had accrued additional yearly deferred compensation in the amount of $78,300 along with related interest of $31,496 and did not make any payments to the CEO. As a result of additional accrual and non-payment, the Company had deferred compensation balance of $823,313 with related accrued interest of $183,804. For the year of 2013, the Company had accrued additional yearly deferred compensation in amount of $78,300 along with interest of $34,626 and only made interest payment of $20,000. In December 2013, the CEO had decided to cancel partial of deferred compensation in the amount of $400,000 along with related accrued interest of $163,804. As a result of forgiveness of compensation and interest, an amount of $563,804 was credited to the Company’s additional paid in capital account. At December 31, 2013, the Company had remaining outstanding balance of $501,613 as deferred compensation along with related accrued interest of $34,626.

The following are the schedule of the deferred compensation along with accrued interest.

Description	Deferred compensation	Accrued related interest	Total
As of December 31, 2011	$745,013	$152,308	$897,321
2012 accrual	78,300	31,496	109,796
As of December 31, 2012	823,313	183,804	1,007,117
2013 accrual	78,300	34,626	112,926
2013 payment	-	(20,000)	(20,000)
Forgiveness of compensation and interest	(400,000)	(163,804)	(563,804)
As of December 31, 2013	$501,613	$34,626	$536,239